Schedule of Loans Payable (Details) - USD ($)		Dec. 31, 2023		Feb. 01, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total loans payable		$ 3,464,450			$ 166,555
Current portion of loans payable		(3,464,450)			(145,866)
Long-term portion of loans payable					20,689
Unsecured loan one [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[1]				12,107
Unsecured loan two [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[2]				56,537
Unsecured loan three [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[3]				97,911
Unsecured loan four [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[4]	19,461
Unsecured loan five [member]
IfrsStatementLineItems [Line Items]
Total loans payable		614,899	[5],[6]	$ 2,200,000		[5],[6]
Unsecured loan six [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[7]	2,822,250
Unsecured loan seven [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[8]	$ 7,840

[1]	Loans bearing interest accrue at 10% per annum are all unsecured. The loans matured between January and April 1, 2021 and thereafter were due on demand. During the year ended December 31, 2023, the Company made principal payments of $Nil (2022 - $135,868) and $Nil (2022 - $3,515) in interest payments. During the year ended December 31, 2023, the Company wrote off the remaining balance of $12,107.
[2]	On May 25, 2022, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺1,500,000 (or approximately USD$91,961). The loan matures on May 23, 2024, and bears interest at 45.33% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2023, the Company made $45,832 (2022 - $26,968) in principal payments and $14,717 (2022 - $20,636) in interest payments.
[3]	On November 23, 2022, Garanti Bank extended a short-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately USD$107,356). The loan matures on November 23, 2023, and bears interest at the Turkish Lira Overnight Reference Rate (“TLREF”) plus 3.5944% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2023, the Company made $79,372 (2022 - $10,183) in principal payments and $4,264 (2022 - $1,607) in interest payments.
[4]	On March 13, 2023, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately USD$105,386). The loan matures on March 12, 2024, and bears interest at 37.67% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2023, the Company made $61,627 (2022 - $nil) in principal payments and $18,676 (2022 - $nil) in interest payments.
[5]	On July 20, 2023, the Company entered into a promissory note with 1324025 BC Ltd for CAD$300,000 (USD$228,023). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. During the year ended December 31, 2023, CAD$50,000 (USD$37,717) of the principal balance was repaid and CAD$7,917 (USD$5,867) in interest was accrued.
[6]	On September 1, 2023, the Company entered into a promissory note with 2476393 Alberta Ltd for CAD$546,000 (USD$402,115). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. As at December 31, 2023, no repayments had been made. During 2023, CAD$10,734 (USD$7,954) in interest was accrued.
[7]	On July 1, 2023, the Company entered into agreements with TR1 Master Fund to borrow $1,065,000 and $1,597,500. The loans were issued with a $65,000 and $97,500 discount, respectively, and bear an interest rate of 1% per month. The maturity date was December 31, 2023, and the Company is claiming that the principal of TR1 Master Fund agreed to extend the loans to December 31, 2024. In the event that the loan is repaid in full prior to the maturity date, the minimum interest payments on the loans are $40,000 and $60,000, respectively. The minimum interest payments have been recorded on the consolidated statements of income (loss) and comprehensive income (loss) as finance costs. Accrued interest in excess of the minimum interest payments of $23,900 and $35,850, respectively were recorded during the year ended December 31, 2023. Accretion of the discount recognized on the loans during the period were $63,916 and $96,138, respectively. If, during the period that any amount of the loan remains outstanding, the Company issues any equity, the Lender may demand repayment of all or part of the principal amount of the loan in an amount equal to the aggregate subscription price of the equity offering. The Company is currently in discussions with the lender and has not made any repayments as at the date of these consolidated financial statements (Note 25).
[8]	On November 23, 2023, the Company entered into a short-term non-interest-bearing promissory note with 1647020 Alberta Ltd. for CAD$12,000 (USD$8,766). During the year ended December 31, 2023, CAD$1,614 (USD $1,179) of the principal had been applied against amounts owed by the note holder.